Employee Benefit Plans - Expected Future Post-Retirement Benefit Payments (Detail) (Other Post-retirement Benefit Plans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Other Post-retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 1.0
2016	0.9
2017	0.9
2018	0.9
2019	0.8
5 years thereafter	$ 5.2